Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of summary of employee benefits charged to operating expenses
(in thousands)	2016	2015	2014
Payroll taxes	$1,122	$1,102	$1,081
Medical plans	1,881	1,928	1,974
401(k) match	346	325	310
Pension plan	1,227	1,391	960
Profit-sharing	479	563	201
Other	172	164	122
Total employee benefits	$5,227	$5,473	$4,648

Schedule of obligations and funded status
(in thousands)	2016	2015
Change in projected benefit obligation:
Balance, January 1	$20,601	$19,977
Service cost	1,179	1,325
Interest cost	956	838
Actuarial (loss) gain	961	(1,084)
Benefits paid	(464)	(455)
Balance, December 31	$23,233	$20,601
Change in plan assets:
Fair value, January 1	$15,031	$14,933
Actual return on plan assets	1,251	(75)
Employer contribution	772	716
Expenses paid	(88)	(88)
Benefits paid	(464)	(455)
Fair value, December 31	$16,502	$15,031
Funded status at end of year	$(6,732)	$(5,570)
Accumulated benefit obligation	$18,586	$16,550

Schedule of components of net pension cost
(in thousands)	2016	2015	2014
Service cost - benefits earned during the year	$1,179	$1,325	$981
Interest costs on projected benefit obligations	956	838	732
Expected return on plan assets	(1,057)	(957)	(872)
Expected administrative expenses	70	40	40
Amortization of prior service cost	79	79	79
Amortization of unrecognized net loss	0	66	0
Net periodic pension expense	$1,227	$1,391	$960

Schedule of amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss), including amounts recognized in other comprehensive income
(in thousands)	2016	2015
Prior service costs	$(285)	$(364)
Net accumulated actuarial net loss	(2,723)	(1,937)
Accumulated other comprehensive loss	(3,008)	(2,301)
Net periodic benefit cost in excess of cumulative employer contributions	(3,724)	(3,269)
Net amount recognized at December 31, balance sheet	$(6,732)	$(5,570)
Net gain (loss) arising during period	$(786)	5
Prior service cost amortization	79	79
Amortization of net actuarial loss	0	65
Total recognized in other comprehensive income (loss)	$(707)	$149
Total recognized in net periodic pension cost and other comprehensive income	$1,934	$1,242

Schedule of assumptions utilized to determine benefit obligations and to determine pension expense
	2016	2015	2014
Determination of benefit obligation at year end:
Discount rate	4.40%	4.70%	4.25%
Annual rate of compensation increase	4.00%	3.78%	3.78%
Determination of pension expense for year ended:
Discount rate for the service cost	4.70%	4.25%	5.00%
Annual rate of compensation increase	3.78%	3.78%	3.73%
Expected long-term rate of return on plan assets	7.00%	7.00%	7.00%

Schedule of fair value of the Company's pension plan assets, by asset category
		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2016
Cash equivalents	$1,362	$1,362	$0	$0
U.S gov’t agency obligations	2,376	0	2,376	0
Mutual funds	12,764	12,764	0	0
Total	$16,502	$14,126	$2,376	$0
December 31, 2015
Cash equivalents	$1,663	$1,663	$0	$0
U.S gov’t agency obligations	1,802	0	1,802	0
Mutual funds	11,566	11,566	0	0
Total	$15,031	$13,229	$1,802	$0

Schedule of future benefit payments expected to be paid
Year	Pension benefits
(in thousands)
2017	$630
2018	677
2019	802
2020	873
2021	1,036
2022 to 2026	5,970